Cover Page	12 Months Ended
Dec. 31, 2023
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	Dianthus Therapeutics, Inc.
Entity Central Index Key	0001690585
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Tax Identification Number	81-0724163
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 Times Square, 43rd Floor,
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
Entity Address, State or Province	NY
City Area Code	929
Local Phone Number	999-4055
Business Contact [Member]
Entity Address, Address Line One	7 Times Square, 43rd Floor,
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
Entity Address, State or Province	NY
City Area Code	929
Local Phone Number	999-4055